Financial instruments and fair value disclosures - Financial instruments by category (Details) $ in Millions, $ in Millions	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Jan. 01, 2016 USD ($)
Financial instruments and fair value disclosures
Financial assets, other		$ 16.3		$ 64.7	$ 47.4
Financial assets, other		67.8		60.9	55.1
Financial liabilities, other		18.9		17.3	32.0
Financial liabilities, other		13.8		15.4	$ 21.4
Financial liabilities at fair value through earnings
Financial instruments and fair value disclosures
Financial liabilities, other		5.4		8.8
Financial liabilities, other		1.4		1.3
Derivative instruments in a qualifying hedging relationship
Financial instruments and fair value disclosures
Financial liabilities, other		1.4		3.1
Financial liabilities, other		0.7		1.5
Financial instruments carried at amortized cost
Financial instruments and fair value disclosures
Financial liabilities, other		12.1		5.4
Financial liabilities, other		11.7		12.6
Financial assets at fair value through earnings
Financial instruments and fair value disclosures
Financial assets, other		7.1		6.1
Financial assets, other		1.6		3.7
Derivative instruments in a qualifying hedging relationship
Financial instruments and fair value disclosures
Financial assets, other		2.5		5.7
Financial assets, other		1.3		2.2
Loans and receivables
Financial instruments and fair value disclosures
Financial assets, other		5.9		47.1
Financial assets, other		37.5		30.6
Available for sale financial assets
Financial instruments and fair value disclosures
Financial assets, other		0.8		5.8
Financial assets, other		27.4		24.4
Cash and cash equivalents
Financial instruments and fair value disclosures
Financial assets, Current		19.1		14.1
Cash and cash equivalents | Loans and receivables
Financial instruments and fair value disclosures
Financial assets, Current		19.1		14.1
Trade and other receivables
Financial instruments and fair value disclosures
Financial assets, Current		348.2		231.1
Trade and other receivables | Loans and receivables
Financial instruments and fair value disclosures
Financial assets, Current		312.0		208.7
Trade and other receivables | Other
Financial instruments and fair value disclosures
Financial assets, Current		36.2		22.4
Trade accounts receivables
Financial instruments and fair value disclosures
Financial assets, Current		273.1		175.9
Trade accounts receivables | Loans and receivables
Financial instruments and fair value disclosures
Financial assets, Current		273.1		175.9
Orbital receivables
Financial instruments and fair value disclosures
Financial assets, Current		30.0		27.1
Financial assets, Non-current		424.2		418.4
Orbital receivables | Loans and receivables
Financial instruments and fair value disclosures
Financial assets, Current		30.0		27.1
Financial assets, Non-current		424.2		418.4
Other receivables
Financial instruments and fair value disclosures
Financial assets, Current		45.1		28.1
Other receivables | Loans and receivables
Financial instruments and fair value disclosures
Financial assets, Current		8.9		5.7
Other receivables | Other
Financial instruments and fair value disclosures
Financial assets, Current		36.2		22.4
Short-term investments
Financial instruments and fair value disclosures
Financial assets, other		0.8		5.8
Short-term investments | Available for sale financial assets
Financial instruments and fair value disclosures
Financial assets, other		0.8		5.8
Notes receivable
Financial instruments and fair value disclosures
Financial assets, other		0.2		38.5
Financial assets, other		20.2		14.0
Notes receivable | Loans and receivables
Financial instruments and fair value disclosures
Financial assets, other		0.2		38.5
Financial assets, other		20.2		14.0
Derivative financial instruments
Financial instruments and fair value disclosures
Financial assets, other		9.6		11.8
Financial assets, other		2.9		5.9
Derivative financial instruments | Financial assets at fair value through earnings
Financial instruments and fair value disclosures
Financial assets, other		7.1		6.1
Financial assets, other		1.6		3.7
Derivative financial instruments | Derivative instruments in a qualifying hedging relationship
Financial instruments and fair value disclosures
Financial assets, other		2.5		5.7
Financial assets, other		1.3		2.2
Restricted cash
Financial instruments and fair value disclosures
Financial assets, other		5.7		8.6
Financial assets, other		17.3		16.6
Restricted cash | Loans and receivables
Financial instruments and fair value disclosures
Financial assets, other		5.7		8.6
Financial assets, other		17.3		16.6
Long-term investments
Financial instruments and fair value disclosures
Financial assets, other		27.4		24.4
Long-term investments | Level 3
Financial instruments and fair value disclosures
Financial assets, other	$ 32.7	26.1	$ 32.7	24.4
Long-term investments | Available for sale financial assets
Financial instruments and fair value disclosures
Financial assets, other		27.4		24.4
Bank overdraft
Financial instruments and fair value disclosures
Financial liabilities, Current				17.9
Bank overdraft | Financial instruments carried at amortized cost
Financial instruments and fair value disclosures
Financial liabilities, Current				17.9
Trade and other payables
Financial instruments and fair value disclosures
Financial liabilities, Current		236.9		186.0
Trade and other payables | Financial instruments carried at amortized cost
Financial instruments and fair value disclosures
Financial liabilities, Current		236.9		186.0
Non-trade payables
Financial instruments and fair value disclosures
Financial liabilities, other		12.1		5.4
Financial liabilities, other		11.7		12.6
Non-trade payables | Financial instruments carried at amortized cost
Financial instruments and fair value disclosures
Financial liabilities, other		12.1		5.4
Financial liabilities, other		11.7		12.6
Derivative financial instruments
Financial instruments and fair value disclosures
Financial liabilities, other		6.8		11.9
Financial liabilities, other		2.1		2.8
Derivative financial instruments | Financial liabilities at fair value through earnings
Financial instruments and fair value disclosures
Financial liabilities, other		5.4		8.8
Financial liabilities, other		1.4		1.3
Derivative financial instruments | Derivative instruments in a qualifying hedging relationship
Financial instruments and fair value disclosures
Financial liabilities, other		1.4		3.1
Financial liabilities, other		0.7		1.5
Securitization liability
Financial instruments and fair value disclosures
Financial liabilities, Current		15.5		14.9
Financial liabilities, Non-current		90.8
Financial liabilities, other				106.3
Securitization liability | Financial instruments carried at amortized cost
Financial instruments and fair value disclosures
Financial liabilities, Current		15.5		14.9
Financial liabilities, Non-current		90.8
Financial liabilities, other				106.3
Long-term borrowing and finance lease obligations
Financial instruments and fair value disclosures
Financial liabilities, Current		18.1		101.9
Financial liabilities, Non-current		2,942.9		498.8
Long-term borrowing and finance lease obligations | Financial instruments carried at amortized cost
Financial instruments and fair value disclosures
Financial liabilities, Current		18.1		101.9
Financial liabilities, Non-current		2,942.9		498.8
Long-term debt
Financial instruments and fair value disclosures
Financial liabilities, Current		11.4		99.9
Financial liabilities, Non-current		2,930.9		496.0
Long-term debt | Financial instruments carried at amortized cost
Financial instruments and fair value disclosures
Financial liabilities, Current		11.4		99.9
Financial liabilities, Non-current		2,930.9		496.0
Obligations under finance leases
Financial instruments and fair value disclosures
Financial liabilities, Current		6.7		2.0
Financial liabilities, Non-current		12.0		2.8
Obligations under finance leases | Financial instruments carried at amortized cost
Financial instruments and fair value disclosures
Financial liabilities, Current		6.7		2.0
Financial liabilities, Non-current		$ 12.0		$ 2.8